Goodwill and intangible assets with indefinite useful lives	12 Months Ended
Dec. 31, 2021
Intangible assets and goodwill [abstract]
Goodwill and intangible assets with indefinite useful lives

9.	Goodwill and intangible assets with indefinite useful lives
Goodwill and intangible assets with indefinite useful lives at December 31, 2021 and 2020 are summarized below:

	Goodwill
	Gross amount	Accumulated impairment losses	Total Goodwill	Brands	Other	Total Goodwill and intangible assets with indefinite useful lives
	(€ million)
At January 1, 2020	€4,862	€(550)	€4,312	€1,965	€20	€6,297
Additions	—	(150)	(150)	—	—	(150)
Translation differences and Other	202	—	202	(20)	(2)	180
At December 31, 2020	5,064	(700)	4,364	1,945	18	6,327
FCA-PSA merger	11,506	—	11,506	12,797	—	24,303
Additions	119	—	119	—	1	120
Change in scope of consolidation (1)	(2,963)	660	(2,303)	—	—	(2,303)
Translation differences and Other	689	—	689	785	—	1,474
At December 31, 2021	€14,415	€(40)	€14,375	€15,527	€19	€29,921
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(1) Primarily relates to deconsolidation of Faurecia as a discontinued operation as from January 1, 2021
Translation differences in 2021 primarily related to foreign currency translation of U.S. Dollar to the Euro.
Brands
Brands, comprising Jeep, Ram, Dodge, Mopar, Opel/Vauxhall, Fiat, Alfa Romeo and Maserati are allocated to North America, Enlarged Europe and Maserati segments. These rights are protected legally through registration with government agencies and through their continuous use in commerce. As these rights have no legal, contractual, competitive or economic term that limits their useful lives, they were classified as intangible assets with indefinite useful lives and were therefore not amortized but instead tested annually for impairment.
For the purpose of impairment testing, the carrying value of Brands is tested jointly with the goodwill allocated to the North America, Enlarged Europe and Maserati segments.
Goodwill
There were nil, €150 million and nil impairment charges recognized in respect of Goodwill and intangible assets with indefinite lives during the years ended December 31, 2021, 2020 and 2019, respectively. Refer to Note 2, Basis of preparation - Use of estimates for discussion of the assumptions and judgments relating to goodwill impairment testing.
The following table summarizes the allocation of Goodwill and Brands between the Company’s reportable segments:

	At December 31, 2021
(€ million)	Goodwill	Brands
North America	€10,180	€11,509
South America	1,287	—
Enlarged Europe	2,040	3,047
Middle East & Africa	—	—
China and India & Asia Pacific	199	—
Maserati	514	971
Other activities	155	—
Total Goodwill	€14,375	€15,527
The following table summarizes the allocation of Goodwill between the former PSA reportable segments:

At December 31,
(€ million)	2020
Automotive Opel Vauxhall CGU	€1,823
Automotive Peugeot Citröen DS and Other businesses CGU	173
Faurecia CGUs inside Faurecia Group	2,196
Faurecia CGU at PSA level	172
Total Goodwill	€4,364
Refer to Note 29, Segment reporting for discussion on segment changes.